8. Share Capital (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrants A
Number of warrants	116,760	116,760
Exercise Price	$ 0.86	$ 0.86
Expiry	No expiry date	no expiry date
Warrants B
Number of warrants	1,209,675
Exercise Price	$ 4.25
Expiry	January 2019
Warrants C
Number of warrants	100,000	403,226
Exercise Price	$ 4.00	$ 5.94
Expiry	July 2016	January 2018